SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS
NOTE 44: SHARE-BASED PAYMENTS
Charge to the income statement
The charge to the income statement is set out below:

	2020	2019	2018
	£m	£m	£m
Deferred bonus plan	81	261	325
Executive and SAYE plans:
Options granted in the year	13	16	14
Options granted in prior years	62	59	71
	75	75	85
Share plans:
Shares granted in the year	16	17	16
Shares granted in prior years	24	20	17
	40	37	33
Total charge to the income statement	196	373	443
During the year ended 31 December 2020 the Group operated the following share-based payment schemes, all of which are equity settled.
Group Performance Share plan
The Group operates a Group Performance Share plan that is equity settled. No award has been made in respect of 2020; the charge in the year relates to prior year awards for which the deferral period has completed.
Save-As-You-Earn schemes
Eligible employees may enter into contracts through the Save-As-You-Earn (SAYE) schemes to save up to £500 per month and, at the expiry of a fixed term of three years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the Group at a discounted price of no less than 80 per cent (90 per cent for the 2020 plan) of the market price at the start of the invitation.
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2020		2019
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,068,094,073	44.55	802,994,918	49.30
Granted	779,229,797	24.25	487,654,212	39.87
Exercised	(255,706,663)	47.51	(27,303,963)	51.23
Forfeited	(6,938,102)	43.30	(15,830,204)	48.69
Cancelled	(389,767,675)	42.24	(130,068,149)	49.03
Expired	(74,772,515)	47.26	(49,352,741)	58.74
Outstanding at 31 December	1,120,138,915	30.39	1,068,094,073	44.55
Exercisable at 31 December	792,741	47.49	227,139	60.70
The weighted average share price at the time that the options were exercised during 2020 was £0.61 (2019: £0.59). The weighted average remaining contractual life of options outstanding at the end of the year was 2.98 years (2019: 2.22 years).
The weighted average fair value of SAYE options granted during 2020 was £0.05 (2019: £0.10). The fair values of the SAYE options have been determined using a standard Black-Scholes model.
Other share option plans
Lloyds Banking Group Executive Share Plan 2003
The Plan was adopted in December 2003 and under the Plan share options may be granted to senior employees. Options under this plan have been granted specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.
Participants are not entitled to any dividends paid during the vesting period.

	2020		2019
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	7,634,638	Nil	10,263,028	Nil
Granted	1,990,449	Nil	2,336,171	Nil
Exercised	(2,122,302)	Nil	(4,455,481)	Nil
Vested	(47,337)	Nil	(69,005)	Nil
Forfeited	(111,100)	Nil	(39,250)	Nil
Lapsed	(677,976)	Nil	(400,825)	Nil
Outstanding at 31 December	6,666,372	Nil	7,634,638	Nil
Exercisable at 31 December	3,150,407	Nil	2,683,267	Nil
The weighted average fair value of options granted in the year was £0.33 (2019: £0.59). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2020 was £0.36 (2019: £0.60). The weighted average remaining contractual life of options outstanding at the end of the year was 4.1 years (2019: 3.8 years).
Other share plans
Lloyds Banking Group Executive Group Ownership Share Plan
The plan, introduced in 2006, is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Group over a three year period. Awards are made within limits set by the rules of the plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.
At the end of the performance period for the 2017 grant, the targets had not been fully met and therefore these awards vested in 2020 at a rate of 49.7 per cent.

	2020	2019
	Number of shares	Number of shares
Outstanding at 1 January	459,904,745	417,385,636
Granted	211,214,605	174,490,843
Vested	(47,775,806)	(88,318,950)
Forfeited	(96,015,542)	(55,029,439)
Dividend award	6,659,525	11,376,655
Outstanding at 31 December	533,987,527	459,904,745
Awards in respect of the 2018 grant vested in 2021 at a rate of 33.75 per cent. In previous years participants were entitled to any dividends paid in the vesting period. However, following a regulatory change prohibiting the payment of dividend equivalents on awards, the number of shares subject to award was determined by applying an adjustment factor to the share price on grant. Details of the performance conditions for the plan are provided in the Directors’ remuneration report.
The weighted average fair value of awards granted in the year was £0.28 (2019: £0.45).
Chief Financial Officer Buyout
William Chalmers joined the Group on 3 June 2019 and was appointed as Chief Financial Officer on 1 August 2019 on the retirement of George Culmer. He was granted deferred share awards over 4,086,632 shares, to replace unvested awards from his former employer, Morgan Stanley, that were forfeited as a result of him joining the Group.

	2020	2019
	Number of shares	Number of shares
Outstanding at 1 January	3,268,460	—
Granted	—	4,086,632
Exercised	(1,457,748)	(818,172)
Outstanding at 31 December	1,810,712	3,268,460
The weighted average fair value of awards granted in 2019 was £0.55.
The fair value calculations at 31 December 2020 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plan 2003	Executive Group Ownership Share Plan
Weighted average risk-free interest rate	(0.03%)	(0.01%)	0.18%
Weighted average expected life	3.2 years	1.2 years	3.6 years
Weighted average expected volatility	32%	42%	23%
Weighted average expected dividend yield	5.3%	5.3%	5.3%
Weighted average share price	£0.28	£0.35	£0.47
Weighted average exercise price	£0.24	Nil	Nil
Expected volatility is a measure of the amount by which the Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.
Share Incentive Plan
Free Shares
An award of shares may be made annually to employees up to a maximum of £3,600. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.
On 20 May 2020, the Group made an award of £200 (2019: £200) of shares to all eligible employees. The number of shares awarded was 45,612,424 (2019: 22,422,337), with an average fair value of £0.30 (2019: £0.62) based on the market price at the date of award.
Matching shares
The Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three year period for other than a ‘good’ reason, all of the matching shares are forfeited. Similarly if the employees sell their purchased shares within three years, their matching shares are forfeited.
The number of shares awarded relating to matching shares in 2020 was 62,262,140 (2019: 37,346,812), with an average fair value of £0.34 (2019: £0.56), based on market prices at the date of award.
Fixed share awards
Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group shares, released over five years with 20 per cent being released each year following the year of award. From June 2020, the fixed share awards are released over three years with one third being released each year following the year of award. The number of shares purchased in 2020 was 13,975,993 (2019: 8,239,332).
The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Group, there is no change to the timeline for which shares will become unrestricted.